Consolidated statements of operations and comprehensive income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Income taxes on foreign currency translation gain (loss)	$ 0	$ 0